Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000
Previously Paid Amount	0
Total Fee Amount	13.81
Net Fee	$ 13.81
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A